Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 ¥ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 ¥ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Exchange rate | (per share)				$ 7.8015	¥ 6.8972	$ 7.7996	¥ 6.3726	$ 7.7894	¥ 6.525
Average exchange rate | (per share)				$ 7.8306	¥ 6.729	$ 7.7727	¥ 6.4508	$ 7.8351	¥ 6.9042
Restricted cash (in Dollars)
Property and equipment, net, percentage	5.00%
Current portion of capital lease and financing obligation (in Dollars)	$ 757,088	2,267,248
Long term portion of capital lease and financing obligations (in Dollars)	$ 1,158,642	200,712
Lease property economic life percentage	75.00%
Present value percentage	90.00%
Sales and marketing expenses (in Dollars)	$ 784,653	367,633	$ 50,083
Employee benefit amount (in Dollars)	$ 847,666	$ 31,145	$ 29,100
VAT, description	Revenue from provision of trucking services, car-hailing and driver management services and car owner services are generally subject to VAT at the rate of 9%, 6% and 6%.
Tax benefit percentage	50.00%
Earnings per share (in Dollars per share) | $ / shares	$ 0.09	$ 0.06	$ 0.08
Number of customers			2
Concentration risk percentage		10.00%
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage			48.60%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage			17.20%
Other Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	1	2
Revenue [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	15.60%	23.00%
Revenue [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		13.70%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	2	3
Concentration risk percentage	10.00%
Accounts Receivable [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	10.40%
Accounts Receivable [Member] | Subcontractors One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	15.20%	24.20%
Accounts Receivable [Member] | Subcontractors Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		16.20%
Accounts Receivable [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		11.70%
Subcontractors One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	39.60%
Subcontractors One [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	11.10%	33.40%
Subcontractors Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		26.10%
Subcontractors Two [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		18.80%
Subcontractors Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage			17.60%
Subcontractors Three [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		10.30%
Subcontracting costs [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	10.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	10.00%
Accounts Receivable [Member] | Subcontractors One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	18.60%
Accounts Receivable [Member] | Subcontractor Accounts [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		18.40%